ACCOUNTS PAYABLE, ACCRUED CHARGES AND PROVISIONS (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
ACCOUNTS PAYABLE, ACCRUED CHARGES AND PROVISIONS
Trade and accruals	$ 502.6	$ 448.2
Salaries and employee benefits	72.1	67.8
Interest payable	42.9	42.7
Provisions and other	11.9	9.7
Total	$ 629.5	$ 568.4